Note 29 - Capital Base and Capital Management - Leverage Ratio (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital Base And Capital Management
Tier 1 eligible capital resources capital base	€ 45,717	€ 50,083
Exposure (thousand of euros)	€ 703,657	€ 747,217
Leverage Ratio	6.50%	6.70%